Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – 96.2%
Aerospace & Defense – 1.4%
Thales SA	247,857	$25,720,328
Automobiles – 2.1%
Toyota Motor Corp	539,900	38,335,683
Banks – 11.5%
Banco Bradesco SA	1,104,777	9,358,467
Bank Rakyat Indonesia Persero Tbk PT	68,158,800	21,606,536
Commercial International Bank Egypt SAE	2,032,857	10,367,571
Credit Agricole SA	3,842,325	55,701,172
HDFC Bank Ltd	1,613,353	28,756,187
Mitsubishi UFJ Financial Group Inc	3,385,400	18,485,082
Oversea-Chinese Banking Corp Ltd	2,087,200	17,044,070
UniCredit SpA	3,701,205	54,049,765
		215,368,850
Beverages – 4.5%
Asahi Group Holdings Ltd	451,700	20,718,162
Carlsberg A/S	95,630	14,267,906
Fomento Economico Mexicano SAB de CV (ADR)	94,389	8,920,704
Pernod Ricard SA	82,893	14,819,920
Treasury Wine Estates Ltd	2,232,459	25,436,666
		84,163,358
Biotechnology – 1.6%
Grifols SA (ADR)	1,315,742	30,643,631
Chemicals – 1.7%
Akzo Nobel NV	308,207	31,333,007
Diversified Financial Services – 3.2%
Ayala Corp	1,449,300	22,482,969
Berkshire Hathaway Inc*	79,192	17,936,988
ORIX Corp	1,209,000	20,153,709
		60,573,666
Electronic Equipment, Instruments & Components – 1.3%
TDK Corp	206,300	23,527,771
Energy Equipment & Services – 1.3%
SBM Offshore NV	1,341,527	24,962,351
Entertainment – 4.5%
Netflix Inc*	51,258	16,585,551
Nintendo Co Ltd	38,200	15,460,733
Vivendi SA	1,788,110	51,783,351
		83,829,635
Food & Staples Retailing – 0.5%
Jeronimo Martins SGPS SA	549,955	9,045,840
Food Products – 2.0%
Danone SA	215,572	17,868,022
Uni-President Enterprises Corp	7,785,000	19,270,959
		37,138,981
Hotels, Restaurants & Leisure – 1.2%
Leejam Sports Co JSC	9,579	207,118
Sands China Ltd	4,125,600	22,052,830
		22,259,948
Household Durables – 3.0%
Midea Group Co Ltd	2,368,075	19,817,025
Sony Corp	538,400	36,678,004
		56,495,029
Household Products – 1.0%
Reckitt Benckiser Group PLC	230,876	18,740,749
Industrial Conglomerates – 2.6%
DCC PLC	359,317	31,141,505
Toshiba Corp	514,900	17,559,872
		48,701,377
Information Technology Services – 2.4%
Mastercard Inc	62,338	18,613,503
Network International Holdings PLC (144A)*	797,881	6,773,524
Visa Inc	100,709	18,923,221
		44,310,248
Insurance – 5.1%
AIA Group Ltd	3,432,600	36,036,176
ASR Nederland NV	544,277	20,365,061
IRB Brasil Resseguros S/A	1,136,004	11,001,332

Shares		Value
Common Stocks – (continued)
Insurance – (continued)
Ping An Insurance Group Co of China Ltd	2,366,000	$27,966,401
		95,368,970
Interactive Media & Services – 4.3%
Alphabet Inc - Class C*	13,546	18,111,273
Tencent Holdings Ltd	648,400	31,255,813
Yandex NV*	237,435	10,326,048
Z Holdings Corp	5,068,800	21,508,807
		81,201,941
Internet & Direct Marketing Retail – 2.5%
Alibaba Group Holding Ltd (ADR)*	155,983	33,083,994
Naspers Ltd	87,433	14,308,007
		47,392,001
Life Sciences Tools & Services – 0.8%
ICON PLC*	84,047	14,475,415
Machinery – 1.5%
CNH Industrial NV	858,187	9,423,328
Volvo AB	1,083,330	18,153,072
		27,576,400
Media – 1.2%
Informa PLC	2,041,272	23,168,624
Oil, Gas & Consumable Fuels – 4.2%
BP PLC	7,095,945	44,320,288
Geopark Ltd	320,639	7,086,122
LUKOIL PJSC (ADR)	116,216	11,526,303
Petroleo Brasileiro SA (ADR)	946,076	15,080,451
		78,013,164
Paper & Forest Products – 1.7%
UPM-Kymmene Oyj	904,618	31,362,012
Personal Products – 1.7%
Estee Lauder Cos Inc	89,174	18,417,998
Unilever NV	247,369	14,213,771
		32,631,769
Pharmaceuticals – 10.5%
Bayer AG	738,350	60,296,623
Daiichi Sankyo Co Ltd	416,500	27,710,438
Merck KGaA	108,502	12,820,707
Novo Nordisk A/S	1,118,190	64,908,370
Takeda Pharmaceutical Co Ltd	772,800	30,815,258
		196,551,396
Professional Services – 2.6%
RELX PLC	1,903,909	47,961,816
Real Estate Management & Development – 1.0%
Mitsui Fudosan Co Ltd	735,500	18,089,617
Semiconductor & Semiconductor Equipment – 2.3%
Infineon Technologies AG	522,911	11,911,800
Taiwan Semiconductor Manufacturing Co Ltd	2,892,000	31,935,012
		43,846,812
Software – 3.8%
Microsoft Corp	121,674	19,187,990
SAP SE	377,258	50,911,508
		70,099,498
Specialty Retail – 1.0%
Nitori Holdings Co Ltd	115,400	18,296,806
Technology Hardware, Storage & Peripherals – 1.4%
FUJIFILM Holdings Corp	540,600	26,024,834
Thrifts & Mortgage Finance – 2.3%
Housing Development Finance Corp Ltd	1,244,240	42,059,212
Wireless Telecommunication Services – 2.5%
Safaricom PLC	17,599,587	5,475,427
SoftBank Group Corp	539,900	23,635,534
Tele2 AB	1,267,482	18,389,413
		47,500,374
Total Common Stocks (cost $1,503,757,459)		1,796,771,113
Preferred Stocks – 2.4%
Electric Utilities – 0.5%
Cia Paranaense de Energia	546,881	9,391,614
Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co Ltd	886,921	34,823,327
Total Preferred Stocks (cost $27,928,473)		44,214,941
Investment Companies – 1.3%
Exchange-Traded Funds (ETFs) – 0.3%
iShares MSCI Emerging Markets	115,587	5,186,389

Shares		Value
Investment Companies – (continued)
Money Markets – 1.0%
Fidelity Investments Money Market Treasury Portfolio, 1.2500%ºº	19,526,387	$19,526,387
Total Investment Companies (cost $24,451,169)		24,712,776
Total Investments (total cost $1,556,137,101) – 99.9%		1,865,698,830
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,433,924
Net Assets – 100%		$1,868,132,754

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$357,000,310	19.1%
France	165,892,793	8.9
United States	152,489,300	8.2
Netherlands	138,836,006	7.4
Germany	135,940,638	7.3
United Kingdom	124,144,690	6.6
China	112,123,233	6.0
Denmark	79,176,276	4.2
India	70,815,399	3.8
Italy	63,473,093	3.4
Hong Kong	58,089,006	3.1
Taiwan	51,205,971	2.7
Brazil	44,831,864	2.4
Sweden	36,542,485	2.0
South Korea	34,823,327	1.9
Finland	31,362,012	1.7
Spain	30,643,631	1.6
Australia	25,436,666	1.4
Philippines	22,482,969	1.2
Russia	21,852,351	1.2
Indonesia	21,606,536	1.2
Singapore	17,044,070	0.9
Ireland	14,475,415	0.8
South Africa	14,308,007	0.8
Egypt	10,367,571	0.5
Portugal	9,045,840	0.5
Mexico	8,920,704	0.5
Chile	7,086,122	0.4
Kenya	5,475,427	0.3
Saudi Arabia	207,118	0.0

Total	$1,865,698,830	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	$72,912∆	$-	$-	$-

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	-	4,474,000	(4,474,000)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $6,773,524, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Household Durables	$36,678,004	$19,817,025	$-
All Other	1,740,276,084	-	-
Preferred Stocks	-	44,214,941	-
Investment Companies	24,712,776	-	-
Total Assets	$1,801,666,864	$64,031,966	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.